Borrowings - Additional Information (Details) $ / shares in Units, € in Millions				1 Months Ended	12 Months Ended
	Jun. 26, 2025 USD ($) tranche	Jul. 01, 2024 USD ($) $ / shares shares	Dec. 09, 2022 USD ($)	Feb. 28, 2025 EUR (€)	Dec. 31, 2025 USD ($) agreement shares	Dec. 31, 2024 USD ($) shares	Dec. 22, 2025 USD ($) $ / shares	Dec. 11, 2025 USD ($)	Oct. 01, 2025 USD ($)	Jul. 30, 2025	Jul. 31, 2024 USD ($)	Jun. 30, 2024	Dec. 31, 2023 USD ($)	Aug. 04, 2023 USD ($)	Mar. 31, 2023	Dec. 31, 2022 agreement	Aug. 05, 2022 USD ($)	Feb. 22, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Bonds issued					$ 1,099,932,000	$ 990,744,000
Bonds issued at fair value					$ 1,181,317,000	$ 969,077,000
Number of shares issued (in shares) | shares					312,021,375	301,805,677
Loss on conversion of debt						$ 58,300,000
Net gain on modification and extinguishment					$ (17,703,000)
Borrowings					$ 1,299,068,000	$ 1,068,584,000							$ 960,159,000
Weighted Average
Disclosure of detailed information about borrowings [line items]
Annual interest rate					9.58%	12.40%
Matured On 2028 and 2030 | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate										1.90%
Borrowings					$ 4,200,000
Matured On 2028 and 2030 | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate										3.15%
Borrowings					8,500,000
Landsbankinn hf.
Disclosure of detailed information about borrowings [line items]
Debt instrument face value																		$ 15,400,000
Borrowings					10,500,000	$ 18,300,000
Landsbankinn hf. | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate																		4.95%
Landsbankinn hf. | Matured On July 2030
Disclosure of detailed information about borrowings [line items]
Debt instrument face value														$ 11,500,000
Borrowings					8,300,000	9,700,000
Landsbankinn hf. | Matured On July 2030 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate														4.25%
Landsbankinn hf. | Matured On October 2032
Disclosure of detailed information about borrowings [line items]
Debt instrument face value									$ 18,400,000
Borrowings					18,100,000
Landsbankinn hf. | Matured On October 2032 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate									4.25%
Landsbankinn hf. | February 2022 Loan, Maturing February 2030
Disclosure of detailed information about borrowings [line items]
Debt instrument face value																		$ 3,200,000
Borrowings					1,800,000	2,200,000
Landsbankinn hf. | February 2022 Loan, Maturing February 2030 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate																		4.25%
Landsbankinn hf. | August 2022 Loan, Maturing February 2030
Disclosure of detailed information about borrowings [line items]
Debt instrument face value																	$ 1,800,000
Borrowings					1,100,000	1,300,000
Landsbankinn hf. | August 2022 Loan, Maturing February 2030 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate																	4.25%
Credit Suisse And USB Switzerland AG | Matured On December 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate								1.75%
Debt instrument face value								$ 4,600,000
Borrowings					1,600,000
Facility Due June 2029
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity											$ 965,000,000.0
Conversion price (in dollars per share) | $ / shares		$ 10.00
Number of shares issued (in shares) | shares		22,100,000
Issue of convertible instruments		$ 220,700,000
Senior Secured First Lien Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity											965,000,000.0
Borrowings, variable interest rate	6.00%
Net cash proceeds from the transaction					140,500,000
Net cash proceeds from after transaction cost paid					32,600,000
Number of tranche | tranche	1
Extinguishment of financial liabilities					17,700,000
Bonds issued					1,031,565,000	990,744,000
Borrowings					1,031,565,000	990,744,000							0
Senior Secured First Lien Term Loan Facility | Component One
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity											$ 900,000,000.0
Borrowings, variable interest rate											6.50%
Agreed to increase first tranche amount	$ 169,000,000.0
Senior Secured First Lien Term Loan Facility | Component Two
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity											$ 65,000,000.0
Borrowings, variable interest rate											10.50%
2022 Convertible Bonds
Disclosure of detailed information about borrowings [line items]
Loss on conversion of debt						56,300,000
Carrying value of debt converted						195,200,000
Accrued interest on debt converted						600,000
Net gain on modification and extinguishment						2,900,000
Carrying value of debt extinguished						43,700,000
Accrued interest on debt extinguished						500,000
Aztiq Convertible Bond
Disclosure of detailed information about borrowings [line items]
Loss on conversion of debt						2,000,000.0
Carrying value of debt converted						24,500,000
Accrued interest on debt converted						400,000
Net gain on modification and extinguishment						6,800,000
Carrying value of debt extinguished						72,400,000
Accrued interest on debt extinguished						1,000,000.0
2025 Convertible Bonds
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity							$ 108,000,000
Borrowings, variable interest rate							6.875%
Conversion price (in dollars per share) | $ / shares							$ 5.9224
Bonds issued at fair value					68,400,000
Borrowings					$ 68,367,000	0
Senior Bonds
Disclosure of detailed information about borrowings [line items]
Net gain on modification and extinguishment						1,000,000
Carrying value of debt extinguished						550,800,000
Accrued interest on debt extinguished						4,700,000
Borrowings						0							549,411,000
Facility Loans | Secured Overnight Financing Rate | Final Maturity in December 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate															4.75%
Facility Loans | Secured Overnight Financing Rate | Final Maturity in December 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate															3.75%
Facility Loans | Secured Overnight Financing Rate | Final Maturity in February 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate												4.05%
Facility Loans | Arion banki hf
Disclosure of detailed information about borrowings [line items]
Borrowings repurchase amount			$ 30,900,000
Facility Loans | Landsbankinn hf.
Disclosure of detailed information about borrowings [line items]
Number of loans | agreement					2											2
Debt instrument face value			48,800,000
Proceeds from borrowings net of transaction costs			$ 17,200,000
Borrowings					$ 42,500,000	45,800,000
Senior Unsecured Convertible Bonds Due 2030
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity							$ 108,000,000
Factoring Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings					5,259,000	0
Borrowings available capacity | €				€ 7
Automatic renewal period of service				1 year
Prior notice period				3 months
Factoring Agreement | Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate				2.20%
Borrowings, term				365 days
Alvogen Facility
Disclosure of detailed information about borrowings [line items]
Net gain on modification and extinguishment						10,700,000
Borrowings						0							$ 76,556,000
Senior Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity					100,000,000
Bonds issued					$ 96,719,000	0
Cash interest, payable percentage					0.1250
Borrowings					$ 96,719,000	$ 0